UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-1639

               Engex, Inc.
(Exact name of registrant as specified in charter)

     44 Wall Street New York, NY  10005
(Address of Principal Executive Office) (Zip Code)

CT Corporation, 111 Eight Avenue, New York, New York 10011
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 495-4200

Date of fiscal year end:  September 30, 2008

Date of reporting period:  June 30, 2008

Item 1. Proxy Voting Record

KERYX BIOPHARMACEUTICALS, INC.

Ticker:	KERX	Security ID: 492515101
Meeting Date:	June 17, 2008

#	Proposal	Management Recommendation	Vote Cast	Sponsor
1	Election of seven directors	For	For	Issuer
2	Amendment to Certificate of Incorporation to Authorize the Board to Issue Preferred Stock	For	For	Issuer

CHINDEX INTERNATIONAL, INC.

Ticker:	CHDX	Security ID: 169467107
Meeting Date:	September 11, 2007

#	Proposal	Management Recommendation	Vote Cast	Sponsor
1	Election of seven directors	For	For	Issuer
2	Proposal to approve the appointment of BDO Seidman, LLP as the Company’s Independent Registered Public accounting firm for the year ending March 31, 2008.	For	For	Issuer
3	Proposal to approve the Company’s 2007 Stock Incentive Plan	For	For	Issuer

SILVERSTAR HOLDINGS, LTD

Ticker:	SSTR	Security ID: 012267487
Meeting Date:	March 27, 2008

#	Proposal	Management Recommendation	Vote Cast	Sponsor
1	Election of five directors	For	For	Issuer
2	Ratification of the appointment of Rachlin LLP, as independent registered public accounting firm for the company for the fiscal year ending June 30, 2008	For	For	Issuer

ENZO BIOCHEM, INC.

Ticker:	ENZ	Security ID: 294100102
Meeting Date:	January 24, 2008

#	Proposal	Management Recommendation	Vote Cast	Sponsor
1	Election of three directors	For	For	Issuer
2	Ratify the appointment of Ernst & Young LLP as the company’s independent registered public accounting firm for year ending July 31, 2008.	For	For	Issuer

AMERICAN VANTAGE COMPANIES

Ticker:	AVCS	Security ID: 03037B106
Meeting Date:	December 4, 2007

#	Proposal	Management Recommendation	Vote Cast	Sponsor
1	Election of two directors	For	For	Issuer
2	Any other business	For	For	Issuer

ALYNX, CO.

Ticker:	AYXC.OB	Security ID: 02262E108
Meeting Date:	March 31, 2008

#	Proposal	Management Recommendation	Vote Cast	Sponsor
1	Reverse stock split. To approve, confirm and adopt a reverse split of the common stock of Alynx on a 1-for-3.234758 basis.	For	For	Issuer
2
Redomestication.  Subject to approval of Proposal 1, to approve, confirm and adopt a change in Alynx’s state of incorporation from Nevada to Florida by the merger of Alynx  with and into MiMedx Group, Inc., a Florida corporation and a wholly-owned subsidiary of Alynx (“MiMedx Group”), pursuant to the Agreement and Plan of Merger attached to the Proxy Statement as Appendix D.
		For	For	Issuer
3
To consider and vote upon a proposal to grant discretionary authority to the board of directors, or a committee thereof, to adjourn or postpone the Special Meeting to a later date, if necessary, to solicit additional proxies if there are not sufficient votes in favor of the proposals submitted herein
		For	For	Issuer
4	Any other business	For	For	Issuer

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

ENGEX, INC.

By:  /s/ David Nachamie

Title:   Secretary

DATE:   8/11/08